Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Gx Acquisition Corp
Restatement of Previously Issued Financial Statements [Line Items]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).

In connection with the audit of the Company’s financial statements for the period ended December 31, 2020, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity. ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock. Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant. Based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by ASC Section 815-40-25.

As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period.

The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported cash or investment in trust.

	As Previously Reported	Adjustments	As Restated
Balance Sheet as of May 23, 2019 (audited)
Total Liabilities	$10,812,500	$21,655,000	$32,467,500
Class A Common Stock Subject to Possible Redemption	273,048,700	(21,655,000)	251,393,700
Class A Common Stock	145	217	362
Additional Paid-in Capital	5,002,319	1,118,984	6,121,303
Accumulated Deficit	(3,182)	(1,119,201)	(1,122,383)
Number of Class A shares subject to redemption	27,304,870	(2,165,500)	25,139,370

	As Previously Reported	Adjustments	As Restated
Balance Sheet as of June 30, 2019 (unaudited)
Total Liabilities	$11,037,233	$21,017,500	$32,054,733
Class A Common Stock Subject to Possible Redemption	273,685,323	(21,017,500)	252,667,823
Class A Common Stock	145	210	355
Additional Paid-in Capital	4,365,696	481,491	4,847,187
(Accumulated Deficit) Retained Earnings	633,441	(481,701)	151,740
Number of Class A shares subject to redemption	27,297,161	(2,096,269)	25,200,892

Balance Sheet as of September 30, 2019 (unaudited)
Total Liabilities	$10,958,780	$12,895,000	$23,853,780
Class A Common Stock Subject to Possible Redemption	274,806,490	(12,895,000)	261,911,490
Class A Common Stock	145	128	273
Additional Paid-in Capital	3,244,529	(2,125,328)	1,119,201
Retained Earnings	1,754,608	2,125,200	3,897,808
Number of Class A shares subject to redemption	27,299,778	(1,281,013)	26,018,765

Balance Sheet as of December 31, 2019 (audited)
Total Liabilities	$11,041,594	$17,170,000	$28,211,594
Class A Common Stock Subject to Possible Redemption	275,563,755	(17,170,000)	258,393,755
Class A Common Stock	147	170	317
Additional Paid-in Capital	2,487,262	1,368,061	1,119,201
Retained Earnings	2,511,873	1,367,891	3,879,764
Number of Class A shares subject to redemption	27,283,483	(1,699,997)	25,583,486

Balance Sheet as of March 31, 2020 (unaudited)
Total Liabilities	$11,031,473	$11,826,250	$22,857,723
Class A Common Stock Subject to Possible Redemption	276,588,435	(11,826,250)	264,762,185
Class A Common Stock	151	116	267
Additional Paid-in Capital	1,462,578	(343,377)	1,119,201
Retained Earnings	3,536,560	343,261	3,879,821
Number of Class A shares subject to redemption	27,243,425	(1,164,863)	26,078,562

Balance Sheet as of June 30, 2020 (unaudited)
Total Liabilities	$10,965,109	$23,792,500	$34,757,609
Class A Common Stock Subject to Possible Redemption	276,444,848	(23,792,500)	252,652,348
Class A Common Stock	148	235	383
Additional Paid-in Capital	1,606,168	3,256,466	4,862,634
(Accumulated Deficit) Retained Earnings	3,392,972	(3,256,701)	136,271
Number of Class A shares subject to redemption	27,268,699	(2,346,908)	24,921,791

Balance Sheet as of September 30, 2020 (unaudited)
Total Liabilities	$10,957,695	$34,340,000	$45,297,695
Class A Common Stock Subject to Possible Redemption	276,407,327	(34,340,000)	242,067,327
Class A Common Stock	151	338	489
Additional Paid-in Capital	1,643,686	13,803,863	15,447,549
(Accumulated Deficit) Retained Earnings	3,355,448	(13,804,201)	(10,448,753)
Number of Class A shares subject to redemption	27,239,680	(3,384,174)	23,855,506

	As Previously Reported	Adjustments	As Restated
Balance Sheet as of December 31, 2020 (audited)
Total Liabilities	$14,222,974	$63,800,000	$78,022,974
Class A Common Stock Subject to Possible Redemption	272,933,454	(63,799,997)	209,133,457
Class A Common Stock	186	629	815
Additional Paid-in Capital	5,117,524	43,263,569	48,381,093
Accumulated Deficit	(118,424)	(43,264,201)	(43,382,625)
Number of Class A shares subject to redemption	26,894,145	(6,286,684)	20,607,461

Statement of Operations for the Three Months Ended June 30, 2019 (unaudited)
Net income (loss)	$634,660	$(481,701)	$152,959
Weighted average shares outstanding, basic and diluted	7,258,681	7,258,681	—
Basic and diluted net loss per common share	(0.00)	0.00	—
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	—	10,497,759	10,497,759
Basic and diluted net income per share, Class A common stock subject to possible redemption	—	0.06	0.06
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	—	8,162,955	8,162,955
Basic and diluted net loss per share, Non-redeemable common stock	—	(0.06)	(0.06)

Statement of Operations for the Six Months Ended June 30, 2019 (unaudited)
Net income (loss)	$634,539	$(256,701)	$377,838
Weighted average shares outstanding, basic and diluted	7,378,674	(7,378,674)	—
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	—	25,139,370	25,139,370
Basic and diluted net income per share, Class A common stock subject to possible redemption	—	0.02	0.02
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	—	7,833,309	7,833,309
Basic and diluted net loss per share, Non-redeemable common stock	(0.00)	(0.06)	(0.06)

Statement of Operations for the Three Months Ended September 30, 2019 (unaudited)
Net income	$1,121,167	$8,122,500	$9,243,667
Weighted average shares outstanding, basic and diluted	8,640,339	(8,640,339)	—
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	—	25,200,892	25,200,892
Basic and diluted net income per share, Class A common stock subject to possible redemption	—	0.05	0.05
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	—	10,736,608	10,736,608
Basic and diluted net income per share, Non-redeemable common stock	(0.01)	0.76	0.75

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Nine Months Ended September 30, 2019 (unaudited)
Net income	$1,755,706	$7,640,799	$9,396,505
Weighted average shares outstanding, basic and diluted	7,803,850	(7,803,850)	—
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	—	25,182,909	25,182,909
Basic and diluted net income per share, Class A common stock subject to possible redemption	—	0.07	0.07
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	—	8,811,710	8,811,710
Basic and diluted net income per share, Non-redeemable common stock	(0.02)	0.88	0.86

Statement of Operations for the Year Ended December 31, 2019 (audited)
Net income	$2,512,971	$3,365,799	$5,878,770
Weighted average shares outstanding, basic and diluted	8,015,444	(8,015,444)	—
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	—	25,529,300	25,529,300
Basic and diluted net income per share, Class A common stock subject to possible redemption	—	0.10	0.10
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	—	9,090,741	9,090,741
Basic and diluted net income per share, Non-redeemable common stock	(0.03)	0.40	0.37

Statement of Operations for the Three Months Ended March 31, 2020 (unaudited)
Net income	$1,024,687	$5,343,750	$6,368,437
Weighted average shares outstanding, basic and diluted	8,654,017	(8,654,017)	—
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	—	25,583,486	25,583,486
Basic and diluted net income per share, Class A common stock subject to possible redemption	—	0.04	0.04
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	—	10,354,014	10,354,014
Basic and diluted net loss per share, Non-redeemable common stock	(0.01)	0.52	0.51

Statement of Operations for the Three Months Ended June 30, 2020 (unaudited)
Net loss	$(143,588)	$(11,966,250)	$(12,109,838)
Weighted average shares outstanding, basic and diluted	8,694,075	(8,694,075)	—
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	—	26,078,562	26,078,562
Basic and diluted net income per share, Class A common stock subject to possible redemption	—	0.00	0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	—	9,858,938	9,858,938
Basic and diluted net loss per share, Non-redeemable common stock	(0.02)	(1.21)	(1.23)

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Six Months Ended June 30, 2020 (unaudited)
Net income (loss)	$881,099	$(6,622,500)	$(5,741,401)
Weighted average shares outstanding, basic and diluted	8,674,046	(8,674,046)	—
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	—	25,831,024	25,831,024
Basic and diluted net income per share, Class A common stock subject to possible redemption	—	0.04	0.04
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	—	10,106,476	10,106,476
Basic and diluted net loss per share, Non-redeemable common stock	(0.03)	(0.64)	(0.67)

Statement of Operations for the Three Months Ended September 30, 2020 (unaudited)
Net loss	$(37,524)	$(10,547,500)	$(10,585,024)
Weighted average shares outstanding, basic and diluted	8,668,801	(8,668,801)	—
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	—	24,921,791	24,921,791
Basic and diluted net income per share, Class A common stock subject to possible redemption	—	0.00	0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	—	12,081,995	12,081,995
Basic and diluted net loss per share, Non-redeemable common stock	(0.02)	(0.86)	(0.88)

Statement of Operations for the Nine Months Ended September 30, 2020 (unaudited)
Net income (loss)	$843,575	$(17,170,000)	$(16,326,425)
Weighted average shares outstanding, basic and diluted	8,672,285	(8,672,285)	—
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	—	25,525,734	25,525,734
Basic and diluted net income per share, Class A common stock subject to possible redemption	—	0.04	0.04
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	—	10,411,766	10,411,766
Basic and diluted net loss per share, Non-redeemable common stock	(0.05)	(1.68)	(1.68)

Statement of Operations for the Year Ended December 31, 2020 (audited)
Net loss	$(2,630,297)	$(46,630,000)	$(49,260,297)
Weighted average shares outstanding, basic and diluted	8,678,704	(8,678,704)	—
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	—	25,105,895	25,105,895
Basic and diluted net income per share, Class A common stock subject to possible redemption	—	0.04	0.04
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	—	10,831,605	10,831,605
Basic and diluted net loss per share, Non-redeemable common stock	(0.45)	(4.09)	(4.64)

	As Previously Reported	Adjustments	As Restated
Statement of Cash Flows for the Six Months ended June 30, 2019 (unaudited)
Net income (loss)	$634,539	$(481,701)	$152,838
Non-cash compensation expense related to private placement warrants	—	280,000	280,000
Allocation of initial public offering costs to derivative liability	—	839,201	839,201
Initial classification of warrant liability	—	21,655,000	21,655,000
Change in fair value of warrant liability	—
Initial classification of common stock subject to possible redemption	273,048,700	(21,655,000)	251,393,700
Change in value of common stock subject to possible redemption	636,623	637,500	1,274,123

Statement of Cash Flows for the Nine Months ended September 30, 2019 (unaudited)
Net income	$1,755,706	$7,640,799	$9,396,505
Non-cash compensation expense related to private placement warrants	—	280,000	280,000
Allocation of initial public offering costs to derivative liability	—	839,201	839,201
Initial classification of warrant liability	—	21,655,000	21,655,000
Change in fair value of warrant liability	—
Initial classification of common stock subject to possible redemption	273,048,700	(21,655,000)	251,393,700
Change in value of common stock subject to possible redemption	1,757,790	8,760,000	10,517,790

Statement of Cash Flows for the Year ended December 31, 2019 (audited)
Net income	$2,512,971	$3,365,799	$5,878,770
Non-cash compensation expense related to private placement warrants	—	280,000	280,000
Allocation of initial public offering costs to derivative liability	—	839,201	839,201
Initial classification of warrant liability	—	21,655,000	21,655,000
Change in fair value of warrant liability	—
Initial classification of common stock subject to possible redemption	273,048,700	(21,655,000)	251,393,700
Change in value of common stock subject to possible redemption	2,515,055	4,485,000	7,000,055

Statement of Cash Flows for the Three Months ended March 31, 2020 (unaudited)
Net income	$1,024,687	$5,343,750	$6,368,437
Change in fair value of warrant liability	—	(5,343,750)	(5,343,750)
Change in value of common stock subject to possible redemption	1,024,680	5,343,750	6,368,430

	As Previously Reported	Adjustments	As Restated
Statement of Cash Flows for the Six Months ended June 30, 2020 (unaudited)
Net income (loss)	$881,099	$(6,622,500)	$(5,741,401)
Change in fair value of warrant liability	—	6,622,500	6,622,500
Change in value of common stock subject to possible redemption	881,093	(6,622,500)	(5,741,407)

Statement of Cash Flows for the Nine Months ended September 30, 2020 (unaudited)
Net income (loss)	$843,575	$(17,170,000)	$(16,326,425)
Change in fair value of warrant liability	—	17,170,000	17,170,000
Change in value of common stock subject to possible redemption	843,572	(17,170,000)	(16,326,428)

Statement of Cash Flows for the Year ended December 31, 2020 (audited)
Net loss	$(2,630,297)	$(46,630,000)	$(49,260,297)
Change in fair value of warrant liability	—	46,630,000	46,630,000
Change in value of common stock subject to possible redemption	(2,630,301)	(46,629,997)	(49,260,298)